Stock Options and Warrants	9 Months Ended
Sep. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 10 – Stock Options and Warrants

During the three month period ended March 31, 2017, the Company awarded 1,045,000 stock options and warrants for services and conversions of convertible notes valued at $1,305,565 and 9,000,000 stock options to officers of IronClad valued at $622,045. Of the total 10,145,000 options and warrants awarded, 1,045,000 vested immediately and received full expense recognition in the three month period ended March 31, 2017. The remaining 9,883,470 options vest periodically over the subsequent three years and will be expensed as they periodically vest.

In addition, 25,000 stock options that were awarded during the three month period ending March 31, 2017 were exercised for cash in the amount of $3,750.

During the three month period ended June 30, 2017, the Company awarded 2,945,000 stock options for services valued at $4,657,850 (using the Black-Scholes option pricing model) and 500,000 stock options to an officer of IronClad valued at $731,659 (using the Black-Scholes option pricing model). Of the total 3,445,000 options awarded during the period 85,000 vested immediately and received full expense recognition during the three month period ended June 30, 2017. The remaining 3,360,000 options vest periodically over the next two to four years and will be expensed as they periodically vest.

During the three month period ended September 30, 2017, the Company recorded the award of 372,500 stock options for services valued at $261,991 (using the Black-Scholes option pricing model) and 82,500 stock warrants for financing fees valued at $287,629 (using the Black-Scholes option pricing model). Of the total 455,000 options and warrants awarded during the period 155,000 vested immediately and received full expense recognition during the three month period ended September 30, 2017. The remaining 300,000 options vest periodically over the next four years and will be expensed as they periodically vest.

The fair value of stock options and warrants is estimated on the date of each award using the Black-Scholes option pricing model to value the stock option or warrant based on its terms and conditions. The tables below summarize the assumptions used to estimate the fair values of the options and warrants:

Number of Options*	Date Issued	Exercise Price	Risk-free Interest Rate	Volatility	Life of Options in Years
75,000	01/16/17	$0.75	1.54%	226.01%	3.00
6,000,000	01/20/17	$0.15	1.54%	220.00%	3.00
3,000,000	01/20/17	$0.15	1.54%	220.00%	4.00
350,000	01/31/17	$0.15	1.19%	132.84%	1.93
100,000	02/01/17	$0.15	1.22%	134.90%	2.00
100,000	03/13/17	$0.15	1.40%	144.84%	2.00
20,000	03/21/17	$0.15	1.54%	233.07%	3.00
5,000	04/30/17	$0.75	1.45%	219.35%	3.00
1,700,000	05/05/17	$1.47	1.71%	565.34%	4.00
1,000,000	05/05/17	$1.47	1.32%	202.99%	2.00
80,000	05/31/17	$0.75	1.44%	196.06%	3.00
660,000	06/12/17	$2.50	1.64%	589.85%	4.00
5,000	06/30/17	$3.49	1.55%	197.13%	3.00
5,000	07/31/17	$3.50	1.51%	170.61%	3.00
300,000	07/31/17	$3.16	1.63%	296.38%	4.00
37,500	08/25/17	$2.50	1.62%	170.38%	3.00
25,000	08/31/17	$3.75	1.44%	170.57%	3.00
13,462,500

Number of Warrants	Date Issued	Exercise Price	Risk-free Interest Rate	Volatility	Life of Warrants in Years
500,000	03/15/17	$0.15	1.02%	114.94%	1.40
82,500	08/24/17	$3.00	1.63%	285.16%	4.00
582,500

Options* and Warrants
14,045,000

*The number of outstanding options above does not include an option awarded to the Company’s President to purchase 10,000,000 shares of Class A common stock at an exercise price of $1.00 per share. The option is only exercisable under certain limited circumstances, one of which is that the market price of the Class A common stock reaches a price of $15.00 per share.  Once vested, these additional options must be exercised within two years of vesting. The number of options and warrants including these 10,000,000 options totals 24,045,000.